RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2018
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

NOTE 11 – RELATED PARTY DISCLOSURES

Balances and main transactions with related parties are detailed as follows:

11.1        Accounts receivable:

11.1.1     Current:

			Country
Taxpayer ID	Company	Relationship	of origin	Currency	12.31.2018	12.31.2017
					ThCh$	ThCh$
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Chilean pesos	4,344,082	4,220,936
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Chilean pesos	2,175,934	—
Foreign	Coca Cola de Argentina	Director related	Argentina	Argentinean pesos	1,684,357	—
Foreign	UBI 3 (Ades)	Shareholder related	Argentina	Argentinean pesos	455,823
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Argentinean pesos	371,712	—
96.517.210-2	Embotelladora Iquique S.A.	Shareholder related	Chile	Chilean pesos	228,387	303,866
86.881.400-4	Envases CMF S.A.	Associate	Chile	Chilean pesos	161,460	—
96.919.980-7	Cervecería Austral S.A.	Director related	Chile	U.S. Dollars	26,557	16,674
77.755.610-K	Comercial Patagona Ltda.	Director related	Chile	Chilean pesos	1,951	—
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Chile	Argentinean pesos	—	181,414
76.572.588-7	Coca Cola del Valle New Ventures S.A.	Associate	Chile	Chilean pesos	—	647,342
Total					9,450,263	5,370,232

11.1.2     Non-current:

			Country
Taxpayer ID	Company	Relationship	of origin	Currency	12.31.2018	12.31.2017
					ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S. A.	Shareholder	Chile	Chilean pesos	74,340	156,492
Total					74,340	156,492

11.2        Accounts payable:

11.2.1     Current:

			Country
Taxpayer ID	Company	Relationship	of origin	Currency	12.31.2018	12.31.2017
					ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Chilean pesos	21,286,933	12,458,055
Foreign	Recofarma do Industrias Amazonas Ltda.	Shareholder related	Brazil	Brazilian real	8,681,099	15,891,797
86.881.400-4	Envases CMF S.A.	Associate	Chile	Chilean pesos	5,702,194	2,807,572
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Argentinean pesos	5,479,714	—
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Brazilian real	3,132,515	2,539,052
Foreign	Monster	Shareholder related	Brazil	Brazilian real	664,565	—
76.572.588-7	Coca Cola del Valle New Ventures S.A.	Associate	Chile	Chilean pesos	649,046	—
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	Chilean pesos	139,468	193,685
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Chilean pesos	92,325	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Argentinean pesos	—	71,276
Total					45,827,859	33,961,437

11.3        Transactions:

			Country			Cumulative
Taxpayer ID	Company	Relationship	of origin	Description of transaction	Currency	12.31.2018
						ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of concentrates	Chilean pesos	149,933,143
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of advertising services	Chilean pesos	3,508,010
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Sale of raw materials and other	Chilean pesos	1,156,744
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of bottles	Chilean pesos	14,319,777
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of raw materials	Chilean pesos	18,914,788
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of caps	Chilean pesos	107,859
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase services and others	Chilean pesos	1,593,798
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of containers	Pesos chilenos	4,096,502
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of packaging and raw materials	Chilean pesos	3,981,631
96.891.720-K	Embonor S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	41,933,095
96.517.310-2	Embotelladora Iquique S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	2,570,315
89.996.200-1	Envases del Pacífico S.A.	Related to director	Chile	Purchase of raw materials and materials	Pesos chilenos	1,007,382
94.627.000-8	Parque Arauco S.A.	Related to director	Chile	Rent of spaces	Chilean pesos	91,685
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Purchase of concentrates	Brazilian real	95,449,139
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Refund and other purchases	Brazilian real	7,641,736
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Purchase of concentrates	Argentine pesos	98,947,407
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Advertising participation payment	Argentine pesos	5,727,498
Foreign	KIAK Participaciones	Subsidiary	Brazil	Purchase of concentrate and marketing recovery	U.S. dollar	42,292
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Purchase of products	Brazilian real	357,286
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Purchase of products	Brazilian real	698,090
76.572.588-7	Coca Cola Del Valle New Ventures SA	Common Shareholder	Chile	Sale of services and others	Chilean pesos	1,391,110
Foreign	Trop Frutas do Brasil Ltda.	Associate	Brazil	Purchase of products	Brazilian real	86,994
Foreign	Alimentos de Soja S.A.U.	Related to Shareholder	Argentina	Payment of fees and services	Argentine pesos	1,623,794
96.633.550-5	Sinea S.A.	Ownership held by an officer’s uncle	Chile	Purchase of raw materials	Chilean pesos	581,508

			Country of			Cumulative
Taxpayer ID	Company	Relationship	origin	Description of transaction	Currency	12.31.2017
						ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of concentrates	Chilean pesos	140,609,445
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of advertising services	Chilean pesos	1,823,190
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Lease of water fountain	Chilean pesos	2,989,115
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Sale of raw materials and other	Chilean pesos	2,163,225
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of bottles	Chilean pesos	20,865,624
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of raw materials	Chilean pesos	12,617,540
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of caps	Chilean pesos	477,188
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase services and others	Chilean pesos	357,456
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale services and others	Chilean pesos	14,944
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of packaging	Chilean pesos	2,960,894
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of packaging and raw materials	Chilean pesos	2,942,690
96.891.720-K	Embonor S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	42,561,124
96.517.310-2	Embotelladora Iquique S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	2,650,329
89.996.200-1	Envases del Pacífico S.A.	Related to director	Chile	Purchase of raw materials and materials	Chilean pesos	1,676,013
94.627.000-8	Parque Arauco S.A.	Related to director	Chile	Rent of spaces	Chilean pesos	90,032
99.279.000-8	Euroamerica Seguros de Vida S.A.	Related to director	Chile	Purchase of insurance policies	Chilean pesos	312,231
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Purchase of concentrates	Chilean pesos	196,738,018
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Refund and other purchases	Chilean pesos	5,099,040
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Purchase of concentrates	Argentine pesos	272,541,272
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Advertising participation payment	Argentine pesos	12,584,231
Foreign	KAIK Participações	Associate	Brazil	Refund and other purchases	Brazilian real	6,614
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Purchase of products	Brazilian real	104,103
Foreign	Coca-Cola Peru	Related to Shareholder	Peru	Purchase of concentrate and marketing recovery	U.S. dollar	7,147,534
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Purchase of products	Brazilian real	574,881
89.862.200-2	Latam Airlines Group S.A.	Related to director	Chile	Sale of products	Chilean pesos	652,588
76.572.588-7	Coca Cola Del Valle New Ventures SA	Common Shareholder	Chile	Sale of services and others	Chilean pesos	1,444,162
Foreign	Trop Frutas do Brasil Ltda.	Associate	Brazil	Purchase of products	Brazilian real	317,565
Foreign	Alimentos de Soja S.A.U.	Related to Shareholder	Argentina	Payment of fees and services	Argentine pesos	538,546

			Country			Cumulative
Taxpayer ID	Company	Relationship	of origin	Description of transaction	Currency	12.31.2016
						ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of concentrates	Chilean pesos	129,660,611
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of advertising services	Chilean pesos	7,154,023
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Lease of water fountain	Chilean pesos	3,740,351
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Sale of raw materials and other	Chilean pesos	2,299,634
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of bottles	Chilean pesos	34,144,348
76.572.588.7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	Administrative and commerciall services	Chilean pesos	180,000
96.891.720-K	Embonor S.A	Associate	Chile	Sale of packagingmaterials	Chilean pesos	44,310,169
96.517.310-2	Embotelladora Iquique S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	2,749,506
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Sale of finished products	Brazilian real	115,706,386
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Purchase of concentrates	Brazilian real	25,675,184
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Advertising participation payment	Brazilian real	11,658,142
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Purchase of concentrates	Argentine pesos	114,427,713
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Advertising participation payment	Argentine pesos	14,680,603
89.996.200-1	Envases del Pacífico S.A.	Shareholder	Chile	Purchase of concentrates	Chilean pesos	1,751,011
Foreign	Coca-Cola Peru	Related to Shareholder	Peru	Purchase of raw materials	U.S. dollar	4,188,812

11.4        Key management compensation

Salaries and benefits paid to the Company’s key management personnel including directors and managers are detailed as follows:

Description	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Executive wages, salaries and benefits	6,056,337	6,454,846	6,255,806
Director allowances	1,495,123	1,513,100	1,492,088
Accrued benefit last five years and paid during the fiscal year	242,907	334,477	314,288
Contract termination benefit	51,534	—	79,027
Total	7,845,901	8,302,423	8,141,209